LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of leases [Roll Forward]
Balance, beginning of the year upon IFRS 16 adoption	$ 9.0
Reclassification of pre-existing finance leases	9.3
Additions	47.0
Interest expense	1.8
Foreign exchange impact	0.2
Principle lease payments	(6.8)
Interest payments	(1.7)
Balance, end of year	58.8
Current portion	13.4	$ 2.2
Non-current portion	45.4	$ 7.1
Short-term and low-value leases	23.7
Variable lease payments	$ 26.8